Schedule of maximum percentage of interest dilution (Details)	12 Months Ended
	Dec. 31, 2021 Numbers shares	Dec. 31, 2020 Numbers shares
IfrsStatementLineItems [Line Items]
Number of shares	269,376,000,000	268,352
Share Based Payment Plan G P A [Member]
IfrsStatementLineItems [Line Items]
Number of shares	269,376	268,352
Balance of effective stock options granted | Numbers	1,412	1,468
Maximum percentage of dilution	52.00%	55.00%